UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2016

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Commodity Trading Advisors - Managed Futures
Robeco Transtrend Diversified Fund LLC	6/1/2015	$7,700,000	$8,430,415	1.75%

Total Commodity Trading Advisors - Managed Futures		7,700,000	8,430,415	1.75

Equity Long/Short - High Hedge
Atlas Enhanced Fund, L.P.	12/1/2014	14,500,000	14,891,828	3.09
Magnetar Equity Opportunities Fund LLC	2/1/2011	1,140,413	4,191,703	0.87
Millennium USA, L.P.	8/1/2008	8,810,327	16,700,810	3.47
Waterfront CP Partners LP	10/1/2014	11,500,000	11,185,183	2.32

Total Equity Long/Short - High Hedge		35,950,740	46,969,524	9.75

Equity Long/Short - Opportunistic
Adelphi Europe Partners, L.P.	1/1/2013	8,511,140	11,345,687	2.35
Anchor Bolt Fund, LP	1/1/2014	11,500,000	13,399,519	2.78
Doonbeg Fund, LP	4/1/2012	7,449,904	9,297,806	1.93
ESG Domestic Opportunity Fund LP	11/1/2012	12,599,244	12,963,068	2.69
Pelham Long/Short Fund LP	11/1/2009	10,106,848	14,669,955	3.04
Pennant Windward Fund, L.P.	12/1/2015	13,300,000	12,332,385	2.56
Pleiad Asia Onshore Feeder Fund	8/1/2015	14,000,000	13,701,805	2.84
Quentec Partners, LP	10/1/2012	9,500,000	13,915,046	2.89
Scopus Partners II, L.P.	4/1/2012	9,981,096	15,262,972	3.17
Shellback Fund, LP	8/1/2015	10,700,000	10,114,252	2.10
Turiya Fund LP	8/1/2012	9,551,489	13,716,842	2.85

Total Equity Long/Short - Opportunistic		117,199,721	140,719,337	29.20

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2016

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Event Driven Equity
Sachem Head LP	10/1/2014	$11,200,000	$12,842,614	2.66%

Total Event Driven Equity		11,200,000	12,842,614	2.66

Fixed Income Arbitrage
III Fund L.P.	2/2/2015	12,000,000	12,228,751	2.54

Total Fixed Income Arbitrage		12,000,000	12,228,751	2.54

Macro
Autonomy Global Macro Fund L.P.	11/1/2012	10,883,727	12,470,521	2.59
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	7,390,932	12,659,276	2.63
Discovery Global Opportunity Partners, L.P.	9/1/2009	7,169,212	12,117,400	2.51
Graticule Asia Macro Fund LP	2/1/2014	10,160,111	10,421,116	2.16
Guard Macro US Feeder Fund	1/1/2016	12,350,000	11,596,374	2.41
Key Square Partners LP	3/1/2016	12,000,000	11,751,600	2.44
Rokos Global Macro Fund LP	11/1/2015	14,600,000	14,555,486	3.02
Stone Milliner Macro Fund Delaware L.P.	6/1/2015	12,750,000	15,543,903	3.22

Total Macro		87,303,982	101,115,676	20.98

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2016

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Mortgage Arbitrage
East Lodge Capital Credit Opportunities Fund L.P.	7/1/2014	$4,446,197	$4,024,204	0.84%
Rimrock Structured Product Fund, L.P.	1/1/2014	10,500,000	11,521,542	2.39
Shelter Growth Opportunities Fund LP	10/1/2015	10,700,000	11,059,394	2.29
SPM Core Fund, L.P.	4/1/2011	6,947,893	11,077,671	2.30
Tilden Park Investment Fund LP	4/1/2012	7,354,910	12,838,712	2.66

Total Mortgage Arbitrage		39,949,000	50,521,523	10.48

Multi-Strategy
Citadel Wellington LLC	7/1/2002	8,006,037	15,816,328	3.28
HBK Multi-Strategy Fund L.P.	11/1/2009	4,359,294	5,389,419	1.12
Magnetar Capital Fund II LP	1/1/2010	3,651,992	4,157,819	0.86
QVT SLV Onshore Ltd.	3/1/2012	262,097	564,595	0.12

Total Multi-Strategy		16,279,420	25,928,161	5.38

Relative Value Credit
Symphony Long-Short Credit Fund L.P.	1/1/2013	10,022,377	10,883,634	2.25
Tricadia Credit Strategies, L.P.	6/1/2014	12,000,000	11,543,302	2.40

Total Relative Value Credit		22,022,377	22,426,936	4.65

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2016

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Statistical Arbitrage
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	$8,225,000	$9,430,361	1.96%
Teza Fund IV LP	2/1/2016	14,839,921	14,898,693	3.09
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	15,786,381	26,259,461	5.45

Total Statistical Arbitrage		38,851,302	50,588,515	10.50

Total Investments in Investment Funds		$388,456,542	$471,771,452	97.89

Other Assets, less Liabilities	`		10,175,367	2.11

Total Partners’ Capital			$481,946,819	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2016

Strategy Allocation	Percent of Partners’ Capital
Equity Long/Short - Opportunistic	29.20%
Macro	20.98
Statistical Arbitrage	10.50
Mortgage Arbitrage	10.48
Equity Long/Short - High Hedge	9.75
Multi-Strategy	5.38
Relative Value Credit	4.65
Event Driven Equity	2.66
Fixed Income Arbitrage	2.54
Commodity Trading Advisors - Managed Futures	1.75

Total Investments in Investment Funds	97.89%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Partnership’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Partnership been available.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments), or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2016 to March 31, 2016, the Partnership did not have any transfers between Levels 1, 2, or 3.

As of March 31, 2016, all of the investments in Investment Funds are fair valued using the NAV as practical expedient and are therefore excluded from the fair value hierarchy.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 24, 2016

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 24, 2016

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 24, 2016